CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY SHAREOWNERS' EQUITY PARENTHETICAL - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shareowners' Equity Parenthetical [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.32	$ 1.22	$ 1.12